Revenues - Summary of Revenues Statements of Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 34,755,612	$ 42,296,101	$ 28,738,982
Time charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	11,066,533	10,950,204	9,690,949
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	22,786,177	29,685,230	17,567,737
Other Operating Income [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 902,902	$ 1,660,667	$ 1,480,296